Right-of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Right-of-Use Assets and Lease Liabilities

NOTE 8 – Right-of-Use Assets and Lease Liabilities

Right-of-Use Assets

Office Leases
Cost:	$
At December 31, 2017 and 2018	-
Adjustment on initial adoption of IFRS 16 (Note 2)	934,659
At December 31, 2019	934,659
Depreciation:
At December 31, 2017 and 2018	-
Charge for the year	203,850
At December 31, 2019	203,850
Net book value:
At December 31, 2018	-
At December 31, 2019	730,809

Lease Liabilities
$
Lease liabilities recognized as of January 1, 2019	884,987
Lease payments made	(195,683)
Interest expense on lease liabilities	59,738
Foreign exchange adjustment	(19,164)
729,878
Less: current portion	(163,281)
At December 31, 2019	566,597

The remaining minimum future lease payments, excluding estimated operating costs, for the term of the lease including assumed renewal periods are as follows:

$
Fiscal 2020	211,568
Fiscal 2021	225,648
Fiscal 2022	196,387
Fiscal 2023	94,055
2024 and beyond	129,836